Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company’s significant operating leases entered as of December 31, 2020, are disclosed in Note 17, Commitments and Contingencies – Operating Leases, of the notes to the audited consolidated financial statements for the year ended December 31, 2020, included elsewhere in this prospectus. Since the date of those financial statements, the Company has entered into new operating leases or has modified existing operating leases for the nine months ending September 30, 2021, as noted below.
On November 15, 2020, the Company entered into an operating lease with its landlord for additional lab space in Woburn, Massachusetts. On January 11, 2021, the Company entered into an expansion of its Woburn lab space lease effective from March 1, 2021, that was amended on March 22, 2021, and further amended on April 14, 2021, for additional space effective from April 1, 2021, and June 1, 2021, respectively. The lease term has an end date of February 14, 2024.
On February 22, 2021, the Company entered into a sublease agreement for additional lab space in Medford, Massachusetts. The initial term of the lease is 48 months, expiring on February 28, 2025, unless otherwise extended.
On June 23, 2021, the Company entered into an operating lease agreement for additional office space in Medford, Massachusetts. The initial term of the lease is 44 months, expiring on February 28, 2025, unless otherwise extended.
Total rent expense in the consolidated statements of operations for the operating leases was $1,463 and $3,224 for the nine months ended September 30, 2020, and 2021, respectively.

Future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables as of September 30, 2021, are as follows:

FOR THE YEARS ENDED DECEMBER 31,
2021 (remaining 3 months)	$1,899
2022	7,646
2023	6,418
2024	1,687
2025	565
Thereafter	402

Total minimum lease payments	$18,617

Capital Leases
The Company leases certain laboratory equipment under capital lease agreements with fixed payments due through December 2023. Future minimum payments under these capital lease arrangements as of September 30, 2021, are as follows:

FOR THE YEARS ENDED DECEMBER 31,
2021 (remaining 3 months)	$198
2022	779
2023	330
Thereafter	—

Total minimum lease payments	$1,307
Less: amount representing interest	160

Present value of obligations under capital leases	1,147

Business Combination Agreement and Plan of Merger
On August 9, 2021, the Company and Environmental Impact Acquisition Corp. (“ENVI”) signed a definitive business combination agreement, which if consummated will result in ENVI acquiring 100% of the Company’s issued and outstanding equity securities (the “Business Combination”). The proposed merger will be accounted for as a “reverse recapitalization” in accordance with U.S. GAAP. Under the reverse recapitalization model, the Business Combination will be treated as GreenLight Biosciences issuing equity for the net assets of ENVI, with no goodwill or intangible assets recorded. Under this method of accounting, ENVI will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that, following to the merger, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the combined company, Company representatives will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. As a result of the proposed merger, ENVI will be renamed GreenLight Biosciences, Inc. The boards of directors of both ENVI and GreenLight Biosciences have approved the proposed merger transaction.

GreenLight Biosciences is expected to receive aggregate net proceeds of approximately $282.3 million, inclusive of the PIPE financing, upon the closing of the Business Combination, assuming no redemptions are made by stockholders of ENVI, and will operate under the current GreenLight Biosciences management team upon the closing of the Business Combination. In connection with the execution of the definitive agreement for the Business Combination, ENVI entered into agreements with new investors and existing GreenLight investors to subscribe for and purchase an aggregate of approximately 10,500,000 shares of its Class A common stock (the “PIPE Financing”) that will result in gross proceeds of $105,300 upon the closing of the PIPE Financing. The closing of the Business Combination is a precondition to the PIPE Financing.
Subject to the terms of the business combination agreement, at the effective time of the merger (the “Effective Time”), each outstanding share of capital stock of GreenLight (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law are properly exercised and not withdrawn) will be exchanged for shares of Class A common stock of ENVI, and outstanding GreenLight options and warrants to purchase shares of capital stock of GreenLight (whether vested or unvested) will be converted into comparable options and warrants to purchase Class A common stock of ENVI, in each case at the exchange ratio applicable to the relevant class of capital stock. Completion of the PIPE Financing and proposed merger transactions is subject to approval of ENVI stockholders and the satisfaction or waiver of certain other customary closing conditions. The approval from ENVI stockholders is expected in late 2021 or early 2022.
Legal Proceedings
Legal claims may arise from time to time in the normal course of business. There are no such claims as of December 31, 2020, or September 30, 2021, that are expected to have a material effect on the Company’s consolidated financial statements.

17.	COMMITMENTS AND CONTINGENCIES
Operating Leases
On May 15, 2009, the Company entered into an operating lease in Medford, Massachusetts, for office and laboratory space that comprises the headquarters. On August 15, 2020, the Company entered into an expansion and extension of its lease effective from August 15, 2020, through the lease term end date of February 14, 2024, unless otherwise extended.
On January 15, 2019, the Company entered into an operating lease for office, laboratory, and greenhouse facilities in Research Triangle Park, North Carolina. The Company has occupied the greenhouse space since January 2019 and the office and laboratory space since January 2020. The lease term is for 84 months from the first day of the first full month following the commencement of the office and laboratory space occupation. The initial lease term expires in December 2026. The Company has the option to extend the lease for an additional five-year
term. The lease agreement provided for a base tenant improvement allowance of $535 and an additional tenant improvement allowance of $1,000 to finance a portion of the capital improvements of the facility. The additional tenant improvement allowance paid for by the landlord is repayable along with the monthly base rent at 9% interest over the lease term. The Company is required to pay for any additional tenant improvement costs.
On January 1, 2020, the Company entered into an operating lease for its manufacturing facility in Rochester, New York, for an initial term of 63 months, expiring on March 31, 2025. The Company has the option to extend the lease for up to two additional terms of five years each. The lease agreement provided for a base tenant improvement allowance of $17 and an additional tenant improvement allowance of $250 to finance a portion of the capital improvements of the facility. The additional tenant improvement allowance paid for by the landlord is repayable along with the monthly base rent at 10% interest over 60 months. The Company is required to pay for any additional tenant improvement costs.
On October 28, 2020, the Company entered into a license and services agreement for an on-demand cleanroom in Burlington, Massachusetts for its pre-clinical and early phase clinical material manufacturing. The license is for a 24-month period and the clean rooms are expected to be available starting the third quarter of 2021.
On November 15, 2020, the Company entered into an operating lease for additional lab space in Woburn, Massachusetts.
Total rent expense in the consolidated statements of operations for the operating leases was $1,784 and $2,096 for the years ended December 31, 2019, and 2020, respectively.

A summary of the Company’s future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables, as of December 31, 2020, are as follows:

FOR THE YEAR ENDED DECEMBER 31,
2021	$3,436
2022	6,108
2023	4,879
2024	655
2025	405
Thereafter	402

$15,885

Capital lease obligation
The Company acquired certain equipment with a value of approximately $1,075 and $934 under capital lease arrangements during the years ended December 31, 2019, and 2020, respectively. Amortization of assets held under capital leases is included in depreciation expense.
Future minimum lease payments under the capital lease agreements as of December 31, 2020, together with the present value of the minimum lease payments are as follows:

FOR THE YEAR ENDED DECEMBER 31,
2021	$839
2022	779
2023	330
Thereafter	—

Total minimum lease payments	$1,948
Less: amount representing interest	(323)

Present value of minimum lease payments	$1,625

Legal proceedings
Legal claims may arise from time to time in the normal course of business. There are no such claims as of December 31, 2019, and 2020, that are expected to have a material effect on the Company’s consolidated financial statements.

Environmental Impact Acquisition Corp
COMMITMENTS AND CONTINGENCIES
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Initial Stockholders may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering and may not exercise its demand rights on more than one occasion.
In addition, pursuant to a registration agreement with Hudson Bay Capital Management LP (“Hudson Bay”) and its permitted transferees, the Company is required to register (i) resale of any securities purchased in the Initial Public Offering by filing a registration statement within 30 days after the closing of the Initial Public Offering and use its best effort to have such registration statement declared effective within 90 days after the closing of the Initial Public Offering; and (ii) resale of any Private Placement Warrants and shares of Class A common stock underlying the Private Placement Warrants by filing a registration statement within 30 days after the completion of a Business Combination and use its best effort to have such registration statement declared effective within 90 days after the completion of a Business Combination. In the event of any delay in filing and/or effectiveness of any aforesaid registration statement under the registration agreement with Hudson Bay and its permitted transferees, the unavailability of such restatement after effectiveness or a public information failure
(each, a “Registration Default”), Hudson Bay and its permitted transferees are entitled to payments from the Company equal to 2% of the purchase price on the occurrence of each Registration Default and 2% per month (or a portion thereof pro rata) that such Registration Default continues to exist.
Underwriting Agreement
The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. Additionally, the Company agreed to pay the underwriter $150,000 in expenses to cover seller’s concessions to selling group member in connection with the Initial Public Offering. The independent underwriter will receive no other compensation.
Business Combination Marketing Agreement
The Company engaged Canaccord Genuity LLC (“Canaccord”) as advisors in connection with its Business Combination to assist the Company in arranging meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that may be interested in purchasing the Company’s securities, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with the preparation of its press releases and public filings in connection with the Business Combination. The Company will pay Canaccord for such services upon the consummation of a Business Combination a cash fee in an amount equal to 3.76 % of the gross proceeds of the Initial Public Offering if the underwriters’ over-allotment option is exercised in full. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.

NOTE 7. COMMITMENTS

Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities.
In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Initial Stockholders may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering and may not exercise its demand rights on more than one occasion.
In addition, pursuant to a registration agreement with Hudson Bay Capital Management LP (“Hudson Bay”) and its permitted transferees, the Company is required to register (i) resale of any securities purchased in the Initial Public Offering by filing a registration statement within 30 days after the closing of the Initial Public Offering and use its best effort to have such registration statement declared effective within 90 days after the closing of the Initial Public Offering; and (ii) resale of any Private Placement Warrants and shares of Class A common stock underlying the Private Placement Warrants by filing a registration statement within 30 days after the completion of a Business Combination and use its best effort to have such registration statement declared effective within 90 days after the completion of a Business Combination. In the event of any delay in filing and/or effectiveness of any aforesaid registration statement under the registration agreement with Hudson Bay and its permitted transferees, the unavailability of such restatement after effectiveness or a public information failure (each, a “Registration Default”), Hudson Bay and its permitted transferees are entitled to payments from the Company equal to 2% of the purchase price on the occurrence of each Registration Default and 2% per month (or a portion thereof pro rata) that such Registration Default continues to exist.
Underwriting Agreement
The Company engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. Additionally, the Company agreed to pay the underwriter $150,000 in expenses to cover seller’s concessions to selling group member in connection with the Initial Public Offering. The independent underwriter will receive no other compensation.
Business Combination Marketing Agreement
The Company engaged Canaccord Genuity LLC (“Canaccord”) as advisors in connection with its Business Combination to assist the Company in arranging meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that may be interested in purchasing the Company’s securities, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with the preparation of its press releases and public filings in connection with the Business Combination. The Company will pay Canaccord for such services upon the consummation of a Business Combination a cash fee in an amount equal to 3.76% of the gross proceeds of the Initial Public Offering. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.
Proposed Business Combination and Related Agreements
On August 9, 2021, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) with ENVI Merger Sub and GreenLight.
The Business Combination Agreement provides for, among other things, the following transactions on the closing date (collectively, the “
Business Combination
”):

•
The stockholders of GreenLight that have agreed to participate in the transaction will exchange (the “
Exchange
”) their interests in GreenLight for shares of common stock, par value $0.0001 per share, of the Company (the “
ENVI Class
 A Common Stock
”);

•
ENVI Merger Sub will merge with and into GreenLight (the “
Merger
”), with GreenLight as the surviving company (the “
Surviving Company
”) in the merger and, after giving effect to such merger, becoming a wholly owned subsidiary of the Company;

•
In connection with the Merger, each issued and outstanding share of capital stock of GreenLight (other than treasury stock and any dissenting shares) (a “
Greenlight Share
”) will be converted into a number of shares of ENVI Class A Common Stock equal to the product of (x) the conversion ratio applicable to such Greenlight Share multiplied by (y) the quotient obtained by dividing (a) 120,000,000, by (b) the number of Fully-Diluted Shares (as defined in the Business Combination Agreement) (such ratio, the “
Exchange Ratio
”);

•
Each option to purchase shares of capital stock of GreenLight (“
GreenLight Option
”) that is outstanding and unexercised immediately prior to the effective time of the Merger shall be converted into an option issued under the Company’s incentive equity plan to purchase a number of common shares of the Company (each, a “
Rollover Option
”) equal to the product (rounded down to the nearest whole number) of (x) the number of Greenlight Shares subject to such GreenLight Option immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (i) the exercise price per share of such GreenLight Option immediately prior to the effective time of the Merger divided by (ii) the Exchange Ratio. Each Rollover Option shall be subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding GreenLight Option immediately prior to the effective time of the Merger, except (I) as specifically provided above, or (II) as to (1) terms rendered inoperative by reason of the transactions contemplated by the Business Combination Agreement (including any anti-dilution or other similar provisions that may have adjusted or may adjust the number of underlying shares that are subject to any such option until the effective time of the Merger), or (2) such other immaterial administrative or ministerial changes as the Company board of directors (or the compensation committee of the Company board of directors) may determine in good faith are appropriate to effectuate the administration of the Rollover Options;

•
Shares of ENVI Class A Common Stock issued in respect of shares of Greenlight common stock that are subject to vesting or forfeiture (“
Greenlight Restricted Shares
”), shall be subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding Greenlight Restricted Share immediately prior to the effective time of the Merger; and

•
Each warrant of GreenLight (“
GreenLight Warrant
”), to the extent outstanding and unexercised, shall automatically, without any action of any party or any other person (including the holder thereof), be assumed by GreenLight and converted into a warrant to acquire shares of ENVI Class A Common

Stock equal to the product (rounded down to the nearest whole number) of (x) the number of common shares of GreenLight (on an as converted basis) subject to such GreenLight Warrant immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (i) the exercise price per share of such GreenLight Warrant immediately prior to the effective time of the Merger, divided by (ii) the Exchange Ratio.
Private Placement
Concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements with certain investors (collectively, the “
Private Placement Investors
”) pursuant to which, among other things, such investors agreed to subscribe for and purchase and the Company agreed to issue and sell to such investors, an aggregate of 12,425,000 ENVI Class A Shares (the “
Private Placement
 Shares
”), at a purchase price of $10.00 per share (the “
Private Placement
”). The closing of the Private Placement is contingent upon, among other things, the substantially concurrent consummation of the Business Combination and related transactions. In connection with the Private Placement, the Company will grant the Private Placement Investors certain customary registration rights. The Private Placement Shares have not been registered under the Securities Act, in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act and/or Regulation D or Regulation S promulgated thereunder without any form of general solicitation or general advertising.
Registration Rights and Transfer Restrictions
Concurrently with the execution of the Business Combination Agreement, the Company entered into an Investor Rights Agreement (the “
Investor Rights Agreement
”) with certain stockholders of GreenLight, ENVI Sponsor, HB Strategies and the other holders of Class B Common Stock, pursuant to which the Company agreed, following the consummation of the Merger, to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of common stock of the Company, as well as other equity securities that are held by the parties thereto from time to time.
Additionally, the Investor Rights Agreements and the Bylaws that will be effective following the consummation of the Business Combination, contain certain restrictions on transfer with respect to the ENVI Class A Common Stock received as consideration for the Merger. Such restrictions begin at the consummation of the Business Combination and end at the date that is 180 days after the consummation of the Business Combination (the “
Lock-Up
Period
”), except that the
Lock-Up
Period may shorten to 120 days if, following the consummation of the Business Combination, the last sale price of the ENVI Class A Common Stock equals or exceeds $15.00 per share for any 20 trading days within any
30-trading
day period.
Transaction Support Agreement
Concurrently with the execution of the Business Combination Agreement, the Company entered into a Transaction Support Agreement (the “
Transaction Support Agreement
”) with certain stockholders of GreenLight (the “
Supporting Stockholders
”). Under the Transaction Support Agreement, the Supporting Stockholders agreed, within five business days following the declaration by the staff of the SEC that the prospectus relating to the approval by the Company’s stockholders of the transactions contemplated in the Business Combination Agreement is effective, to execute and deliver a written consent with respect to the outstanding Greenlight Shares held by the Supporting Stockholder adopting the Business Combination Agreement and related transactions